Other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Miscellaneous current assets [abstract]
Other receivables	$ 1,286	$ 1,767
GST receivables	1,840	5,047
Prepayments	12,963	6,844
Total other current assets	$ 16,089	$ 13,658	$ 12,380